Trade and other receivables - Allowance for doubtful accounts (Details) - Trade And Other Receivables [Member] - Accumulated impairment - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 814,285	$ 906,118	$ 750,191
Additions (reversal), net	(131,731)	(57,895)	(46,690)
Currency translation	(10,421)	111,013	(131,270)
Accounts receivable write-off and uses	8,338	38,715	22,033
Closing balance	$ 948,099	$ 814,285	$ 906,118